MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 12,966	$ 4,425
Additions	31,252	14,078
Sale or maturity	(12,876)	(5,511)
Changes in fair value during the period	(75)	(26)
Balance at end of the period	$ 31,267	$ 12,966